Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 25, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the Multi-Manager Global Listed Infrastructure Fund (the “Fund”). On the basis of the factors set forth below, we are requesting selective review of the Current Amendment pursuant to Release No. 33-6510.

The style and format Parts A and B of the Current Amendment are substantially the same as the style and format in Post Effective Amendment Nos. 77 and 78 to the Trust’s Registration Statement, which were filed with the Securities and Exchange Commission via EDGAR on July 27, 2011. Post Effective Amendment Nos. 77 and 78, filed pursuant to Rule 485(b), constituted the Trust’s annual update (“Annual Update”), which became effective on July 31, 2011. Parts A and B of the Current Amendment are substantially identical to Parts A and B of the Annual Update. The principal disclosure differences are:

•	The description of the Fund in the “Risk/Return Summary” of the Current Amendment is different from the Annual Update because the Fund is newly registered.

•

The “Principal Investment Risks” section of the Fund’s prospectus differs from that of the Annual Update because it presents only those risks related to the Fund. However, each of these risks was set forth in the Annual Update except for the risks related to market segments, infrastructure companies, forward foreign currency contracts, master limited partnerships and regulatory developments, which were added as risks related to the Fund’s principal investment strategies.

•

The disclosure under “Securities, Techniques and Risks” differs from the Annual Update because it presents only those risks, securities and techniques that apply to the Fund. As is the case with the “Principal Investment Risks” section, no new disclosure was added to the “Securities, Techniques and Risks” section, except disclosure related to market segments, infrastructure companies, forward foreign currency contracts, master limited partnerships and regulatory developments, which were added to reflect the Fund’s principal investment strategies.

•

The investment objective and principal investment strategies of the Fund are comparable to the investment objectives and principal investment strategies of Northern’s other multi-manager equity funds except that the Fund invests in issuers in the infrastructure business.

•

The statement of additional information for the Fund differs from the Annual Update because it presents information relating only to the Fund as well as information related to certain securities that may be purchased by the Fund.

Other than the changes to the sections highlighted above, there are no other material changes to the prospectus or statement of additional information for the Northern Funds Multi-Manager Funds filed on July 27, 2011.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosures

cc:	Craig Carberry, Esq.